Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification bumber	04-2495946
Plan number	001
Total investments	$ 604,934,206
Participant loans	1,617,395
Total	$ 606,551,601
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%
Investment, Identifier [Axis]: Common Collective Trust | Columbia Trust Dividend Income Fund Institutional Class 300
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 8,122,031
Investment, Identifier [Axis]: Common Stock | STMicroelectronics N.V. Common Stock Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,342,862
Investment, Identifier [Axis]: Money Market Fund | Fidelity Investments Money Market Government Portfolio – Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	33,201,277
Investment, Identifier [Axis]: Money Market Fund | Fidelity Investments Money Market Treasury Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	229,814
Investment, Identifier [Axis]: Mutual Funds | Allspring Special Small Cap Value Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	458,741
Investment, Identifier [Axis]: Mutual Funds | Cohen & Steers Institutional Realty Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,011,189
Investment, Identifier [Axis]: Mutual Funds | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	96,379,933
Investment, Identifier [Axis]: Mutual Funds | Fidelity Balanced Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,167,553
Investment, Identifier [Axis]: Mutual Funds | Fidelity Contrafund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	85,461,899
Investment, Identifier [Axis]: Mutual Funds | Fidelity Emerging Markets Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,431,087
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2010 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	997,097
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2015 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,247,486
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2020 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,774,439
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2025 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	15,850,588
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2030 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	30,524,367
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2035 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	36,598,668
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2040 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	29,790,391
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2045 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	15,587,468
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2050 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,974,445
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2055 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,613,893
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2060 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,946,554
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom 2065 Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,172,587
Investment, Identifier [Axis]: Mutual Funds | Fidelity Freedom Income Fund – Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	699,620
Investment, Identifier [Axis]: Mutual Funds | Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	11,408,014
Investment, Identifier [Axis]: Mutual Funds | Fidelity Low-Priced Stock Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,429,321
Investment, Identifier [Axis]: Mutual Funds | Fidelity Mid-Cap Stock Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,616,012
Investment, Identifier [Axis]: Mutual Funds | Fidelity Puritan Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,630,779
Investment, Identifier [Axis]: Mutual Funds | Fidelity Total Bond Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,922,543
Investment, Identifier [Axis]: Mutual Funds | Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	11,749,470
Investment, Identifier [Axis]: Mutual Funds | Harbor Capital Appreciation Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	18,673,363
Investment, Identifier [Axis]: Mutual Funds | MFS International Diversification Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,125,934
Investment, Identifier [Axis]: Mutual Funds | MainStay MacKay High Yield Corporate Bond Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,725,975
Investment, Identifier [Axis]: Mutual Funds | PIMCO Real Return Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,318,969
Investment, Identifier [Axis]: Mutual Funds | Vanguard Growth Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	47,443,246
Investment, Identifier [Axis]: Mutual Funds | Vanguard Mid-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	17,535,048
Investment, Identifier [Axis]: Mutual Funds | Vanguard Small-Cap Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,119,870
Investment, Identifier [Axis]: Mutual Funds | Vanguard Value Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	15,399,726
Investment, Identifier [Axis]: Mutual Funds | Wasatch Core Growth Fund Institutional Class Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	828,175
Investment, Identifier [Axis]: Participant-Directed Brokerage Account | BrokerageLink
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	22,423,772
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 533,614,450